Risk management and concentrations of risk - Effect of cash flow hedge accounting on accumulated OCI and earnings (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2021
Beginning Balance, Before tax gains (losses)			$ (15,426)	$ (22,119)	$ (29,486)	$ (29,486)
Effective portion of unrealized loss on cash flow hedge, Before tax gains (losses)			10,993		4,490
Reclassification from accumulated other comprehensive income included in hedge effectiveness			3,387		512
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Before tax gains (losses)			512
Other comprehensive income for period, Before tax gains (losses)			(14,892)	6,512	7,367
Reclassification from accumulated other comprehensive income included in hedge effectiveness of joint ventures, before tax			5,322	181
Total other comprehensive income for period, before tax			20,214
Ending Balance, Before tax gains (losses)	$ 4,788	$ (22,119)	4,788	(15,426)	(22,119)	(15,426)
Beginning Balance, Tax benefit (expense)			(273)	(203)	(86)	(86)
Reclassification from accumulated other comprehensive income included in hedge effectiveness, tax					(117)
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, tax	(30)	(44)	93		(117)
Other comprehensive income for period, Tax benefit (expense)			93	(70)	(117)
Total other comprehensive income for period, tax	(30)	(44)	93		(117)
Ending Balance, Tax benefit (expense)	(180)	(203)	(180)	(273)	(203)	(273)
Beginning Balance, Net of tax			(15,699)	(22,322)	(29,572)	(29,572)
Effective portion of unrealized loss on cash flow hedge, Net of tax			10,993		4,490
Reclassification from accumulated other comprehensive income included in hedge effectiveness, Net of tax			3,387
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Net of tax			605		395
Other comprehensive income for period, Net of tax	3,973	881	14,985	6,442	7,250	13,692
Reclassification from accumulated other comprehensive income included in hedge effectiveness of joint ventures, Net of tax			5,322	181
Total other comprehensive income for period, Net of tax	6,021	881	20,307		7,250
Ending Balance, Net of tax	4,608	(22,322)	4,608	$ (15,699)	(22,322)	$ (15,699)
Gain (loss) reclassified to earnings, tax			(93)		106
Other Comprehensive Income (Loss), Effective Unrealized Gain (Loss) on Cash Flow Hedges					106
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Net of tax			(93)
Estimated amortization of accumulated other comprehensive income to earnings for the next twelve months			800
Initial value of interest rate swap to be recognized in earnings on amortization approach, before tax gains (losses)					2,365
Initial value of interest rate swap to be recognized in earnings on amortization approach, Net of tax					2,365
Interest Expense [Member]
Reclassification from accumulated other comprehensive income included in hedge effectiveness	(1,522)	(2,378)	(3,387)		(4,490)
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach, Before tax gains (losses)	$ (256)	$ (256)	(512)		(512)
Gain (loss) reclassified to earnings			$ (3,899)		(5,002)
Other Comprehensive Income (Loss), Tax Effect of Effective Unrealized Gain (Loss) on Cash Flow Hedges					$ 4,490